Schedule of Restricted Stock Awards Activity (Details) - Restricted Stock Awards (RSA) [Member] - Sonnet BioTherapeutics Holdings, Inc. [Member] - $ / shares		9 Months Ended	12 Months Ended
	Jan. 01, 2024	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSU. Unvested balance		7,977	688
Weighted Average Grant Date Fair Value, Unvested balance		$ 14.08	$ 226.16
RSU. Unvested balance	7,977	7,977	7,977	688
Weighted average grant fair value, granted			$ 14.08	$ 226.16
RSU, Vested		(7,977)	(688)
Weighted Average Grant Date Fair Value, Vested		$ 14.08	$ 226.16
RSU. Unvested balance			7,977	688
Weighted Average Grant Date Fair Value, Unvested balance			$ 14.08	$ 226.16